SHARE-BASED COMPENSATION	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
Compensation expense related to the share-based compensation was recognized in the condensed interim consolidated statement of comprehensive earnings (loss) as follows:

	Three months ended March 31,
	2023	2022
	$	$
Administrative expenses	1,039,866	2,822,574
Selling expenses	373,977	971,984
	1,413,843	3,794,558

8 - SHARE-BASED COMPENSATION (CONTINUED)
8.1 Stock options
The following table summarizes the outstanding options as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,543,793	2.75	—	—
Outstanding, end of period	11,090,978	2.20	9,072,149	1.82
Exercisable, end of period	7,755,107	1.35	6,383,015	1.03
The description of the Company's stock option plan is included in Note 16 of the fiscal 2022 consolidated financial statements.
8.2 Restricted share units
The following table summarizes the outstanding restricted share units as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	—	—
Forfeited	3,613	6.92	—	—
Outstanding, end of period	1,105,503	4.24	36,247	18.59
Vested, end of period	—	—	—	—

The description of the Company's restricted share unit plan is included in Note 16 of the fiscal 2022 consolidated financial statements.
8 - SHARE-BASED COMPENSATION (CONTINUED)
8.3 Deferred share units
The following table summarizes the outstanding deferred share units as at March 31, 2023 and 2022 and changes during the three months then ended:

	March 31, 2023		March 31, 2022
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Outstanding, end of period	301,091	4.23	18,755	14.07
Vested, end of period	301,091	4.23	18,755	14.07
The description of the Company's deferred share unit plan is included in Note 16 of the fiscal 2022 consolidated financial statements.